As filed with the Securities and Exchange Commission on March 15, 2010

Securities Act File No. 333-146327
 Investment Company Act File No. 811-22128

SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 10	☒ ☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 11	☒ ☒
(Check appropriate box or boxes.)

FOCUSSHARES TRUST

(Exact Name of Registrant as Specified in Charter)
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
 (Address of Principal Executive Offices) (Zip Code)

 Registrant’s Telephone Number, including Area Code: 201-930-8500
Erik Liik
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Name and Address of Agent for Service)

With a copy to:

 George A. Marootian, Esq.
 210 Summit Avenue
Suite C-11
Montvale, NJ 07645

Approximate Date of Proposed Public Offering:
       It is proposed that this filing will become effective (check appropriate box)
       •    immediately upon filing pursuant to paragraph (b) of Rule 485.
       ×   on April 14, 2010, pursuant to paragraph (b) of Rule 485.
       •    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       •    on [date] pursuant to paragraph (a) of Rule 485.
       •    75 days after filing pursuant to paragraph (a)(2) of Rule 485.
       •    on [date] pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:
       ×   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest,
 no par value.

/Explanatory Note

This Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 14, 2010, the effectiveness of the registration statement for the FocusShares Progressive Principal Protection 2015 Target Date Fund, FocusShares Progressive Principal Protection 2020 Target Date Fund, FocusShares Progressive Principal Protection 2025 Target Date Fund, FocusShares Progressive Principal Protection 2030 Target Date Fund, FocusShares Progressive Principal Protection 2035 Target Date Fund, and FocusShares Progressive Principal Protection 2040 Target Date Fund (the “Funds”), filed in Post-Effective Amendment No. 1 on May 4, 2009 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 10 incorporates by reference the information contained in Parts A, B and C of the filing of February 27, 2009 on Form N-1A.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Borough of Montvale, and State of New Jersey on this
15th day of March, 2010.

FocusShares Trust
By:	/s/ Erik Liik

Erik Liik President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name		Title	Date

*		Chairman and Trustee	March 15, 2010

Michael Voskian

*		Trustee	March 15, 2010

Gregory Maroukian

	*By:	/s/ Erik Liik

Erik Liik
Attorney-in-fact